1. NATURE OF OPERATIONS: Going Concern (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Going Concern

Going Concern

We prepared these consolidated financial statements under a going concern basis, which presumes that the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future The Company had an accumulated (deficit)/Surplus of $(53,742,186) as of December 31, 2025, while the Company had an accumulated (deficit)/Surplus of $(8,524,113) as of December 31, 2024. Working capital as of December 31, 2025, was $18,254,428 (current assets $33,210,192 less current liabilities $14,955,764). Working capital is current assets minus current liabilities. The Company has sufficient credit lines to meet its working capital requirements for the next year.